Loans from a Related Party, a Cost Method Investee (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule Of Cost Method Investments Line Item [Line Items]
Total loans from a cost investment investee		$ 14,539,956
Xinjiang Microcredit Refinancing Co. Ltd. One [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%
Loans from a cost investment investee term	From August 23, 2016 to August 22, 2017
Total loans from a cost investment investee		3,634,989
Xinjiang Microcredit Refinancing Co. Ltd. Two [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%
Loans from a cost investment investee term	From August 30, 2016 to November 29, 2017
Total loans from a cost investment investee		2,180,993
Xinjiang Microcredit Refinancing Co. Ltd. Three [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%
Loans from a cost investment investee term	From September 1, 2016 to November 30, 2017
Total loans from a cost investment investee		1,453,996
Xinjiang Microcredit Refinancing Co. Ltd. Four [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%
Loans from a cost investment investee term	From September 19, 2016 to March 18, 2018
Total loans from a cost investment investee		$ 7,269,978